Property, Plant and Equipment (Details) € in Thousands, $ in Thousands		12 Months Ended
	Mar. 28, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 15, 2016 EUR (€) MW	Mar. 15, 2016 USD ($) MW
Property, plant and equipment
Property plant and equipment, gross		$ 149,844	$ 127,730
Less: accumulated depreciation		(14,779)	(10,478)
Property plant and equipment, net before capital leased assets		135,065	117,252
Construction in progress		4,560	8,541
Less: impairment		(12,640)
Property plant and equipment, net		126,985	125,793
Depreciation of property, plant and equipment		$ 4,739	4,686	$ 1,267
Remaining lease term		9 years
Other current liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $6,090 as of December 31, 2016)		$ 71,217	71,379
Kangfu Leasing
Property, plant and equipment
Lease term of sales and leaseback arrangement (in years)	10 years
Sales-leaseback, proceeds from transaction	$ 20,164
Sinsin Group Settlement Agreement
Property, plant and equipment
Other current liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $6,090 as of December 31, 2016)					€ 42,396	$ 46,016
Power capacity of PV plant to be pledged | MW					26.57	26.57
Xinte
Property, plant and equipment
Percentage of equity interest pledged				100.00%
Interest rate per annum for the first eleven months		6.125
Principal and interest payments for the twelve months		$ 4,321
Effective interest rate		10.1
Bargain purchase price		$ 1
Photovoltaic (PV) Solar Systems
Property, plant and equipment
Property plant and equipment, gross		145,865	124,326
Photovoltaic (PV) Solar Systems | Sinsin Group Settlement Agreement
Property, plant and equipment
Property plant and equipment, gross		55,458
Photovoltaic (PV) Solar Systems | Aerojet1 Project
Property, plant and equipment
Property plant and equipment, gross		9,654	10,396
Photovoltaic (PV) Solar Systems | Xinte
Property, plant and equipment
Property plant and equipment, gross		21,996	24,602
Furniture, Fixtures and Equipment
Property, plant and equipment
Property plant and equipment, gross		1,121	1,170
Automobiles
Property, plant and equipment
Property plant and equipment, gross		699	314
Computers
Property, plant and equipment
Property plant and equipment, gross		1,853	1,806
Leasehold Improvements
Property, plant and equipment
Property plant and equipment, gross		$ 306	$ 114